Loans and borrowings	12 Months Ended
Dec. 31, 2024
Loans and borrowings
Loans and borrowings

15Loans and borrowings

The loans and borrowings include the following:

	As of December 31,
in 000€	2024	2023	2022
K€50,000 KBC credit facility	—	—	—
K€35,000 EIB bank loan	15,833	21,667	27,500
K€28,000 acquisition bank loan	—	10,000	12,559
K€17,700 secured bank loans	13,348	14,904	16,165
K€12,300 bank loans ACTech	1,230	3,546	5,860
K€5,000 other facility loan	1,094	1,496	1,881
Bank investment loans - top 20 outstanding	2,023	4,778	8,828
Bank investment loans - other	—	—	606
Lease liabilities	7,726	7,943	7,485
Related party loan	30	64	96
Total loans and borrowings	41,284	64,398	80,980
Current	12,997	25,483	19,960
Non-Current	28,287	38,915	61,020

K€50,000 KBC credit facility

In October 2022, the Group entered into a credit facility agreement with KBC which allows for a € 50 million delayed draw. The credit facility provides for first draw between October 2022 and April 2025, repayable in full in April 2030, with an interest rate of 3.56% A second draw may be made between October 2022 and June 2025, repayable in full in June 2031, with an interest rate of 3.81%. A third and final draw can be made between October 2022 and June 2026, repayable in full in June 2032, with an interest rate of 3.87%. As of December 31, 2024 the credit line remains unused.

Reservation cost for all 3 tranches amounts to 0.15% per year.

K€35,000 EIB bank loan

On December 20, 2017 the Group entered into a finance contract with the European Investment Bank, or EIB, to finance future research and development programs. As part of a first tranche, an amount of K€10,000 was drawn in the course of 2018. The agreement foresees a first two-year period without loan reimbursements. Loans under the contract are made at a fixed rate, based on the Euribor rate at the time of the borrowing, plus a variable margin. The interest rate for this loan is 2.40%. The contract contains customary security, covenants and undertakings. A second tranche of K€25,000 was drawn in the course of 2019 with an interest rate of 2.72%. Pledges have been given on moveable assets as well as over the shares.

On June 29, 2020, the European Investment Bank temporarily waived the compliance obligation of the covenants “Total gross Debt to Adjusted EBITDA” (until December 31, 2022), and “Adjusted EBITDA to Net financial charges” (until 31 December 2020) under the condition that the covenant “Total net debt to Adjusted EBITDA” will be met for the period. In addition, the European Investment Bank agreed not to recalculate the interest rate until January 3, 2022 for the first tranche and until January 17, 2022 for the second tranche. Finally, the European Investment Bank waived “the subsidiary financial indebtedness” covenant for the calculation period ending on June 30, 2020. For the periods thereafter this covenant has been eased. These covenants were waived in order to allow the Group to continue investing in its growth programs, even under stressed COVID-19 scenarios. At December 31, 2024, The Group was in compliance with all debt covenants.

K€28,000 Acquisition loan

This bank loan was concluded in October 2017 to finance the acquisition of ACTech. The loan included a portion of K€18,000 reimbursable monthly during five years, and a bullet portion of K€10,000, which was reimbursed at once in October 2024. The interest rate was fixed for the duration of the loan, and amounted to 1.1% on average for both portions. The bank loans were secured with a business pledge mandate, a share pledge on Materialise Germany GMBH, and debt covenants. The loan was fully repaid as of December 31, 2024.

K€17,700 secured bank loans

The K€17,700 loan has been concluded in 2016 in two agreements to finance the construction of new facilities in Leuven (Belgium) and in Poland, both maturing in 2032. The agreement for the Belgian facility financing amounts to K€11,700; and for this tranche, reimbursements have started in June 2023. The agreement for the Polish facility financing amounts to K€6,000, and reimbursements have started in June 2019. The average interest rate of both agreements amounts to 1.2%. The bank loan is secured with a mortgage mandate on the Belgian facility buildings.

K€12,300 bank loans

In March 2018, three bank loans originating from the acquired ACTech Group were refinanced entirely for the amount of K€9,300, with adjusted maturity to May 2025 and first reimbursements in August 2020. The interest rate has been fixed at approximately 1.6%, and pledges have been granted including a K€4,650 mortgage on ACTech’s facilities and a guarantee of Materialise NV. In addition, a new investment credit of K€3,000 was obtained in June 2018, repayable as from January 2019 and with a fixed interest rate of 1.5%.

K€5,000 - Other facility loan

This facility loan was contracted in 2012 for the construction of Leuven office and production facilities. The balance of this loan amounts to K€1,094 per December 31, 2024. The loan has a repayment schedule of 15 years and interest rate is fixed at 4.61%.

Miscellaneous investment loans

The 20 largest of these loans outstanding as of December 31, 2024 amount to a balance of K€2,023. They have been agreed in 2020 and in the years before to finance various investments in machinery, printers, equipment, and software tools. The vast majority of the loans have a reimbursement period over seven years, and are at fixed interest rates with weighted average below 1%.

Lease liabilities

The Group has several lease obligations mainly with financial institutions and related to the financing of buildings and various other items of plant and equipment such as 3D printers. As of December 31, 2024 the balance of these lease agreements amounts to K€7,726, and are mostly at fixed interest rates with weighted average below 1%.

The total cash outflow from the lease liabilities amounts to K€3,122 in 2024, K€3,549 in 2023 and K€3,379 in 2022.

Related party loan

Lunebeke NV, a related party of the Group as discussed in Note 26, has granted the Group a loan of K€400 at fixed interest rate of 4.23% that matures in 2025. The purpose of the loan is to finance the purchase of a building in France. The amount outstanding as of December 31, 2024 is K€30 (2023: K€64; 2022: K€96). The interest expense for the year ended December 31, 2024 is K€2 (2023:K€3; 2022:K€5).

Changes of liabilities for financing activities:

The following table presents the changes of the liabilities for financing activities:

	For the year ended December 31
in 000€	2024	2023	2022
At January 1,	64,398	80,980	99,107
Repayment of loans & borrowings	(23,267)	(16,723)	(17,708)
New leases	3,137	3,919	2,871
Repayment of leases	(3,122)	(3,549)	(3,379)
Loans acquired from business combination	—	—	100
Net foreign exchange movements	138	(229)	(11)
At December 31,	41,284	64,398	80,980